Consolidated Balance Sheets (Parenthetical) - Spetner Associates Inc [Member] - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value	$ 1.00	$ 1.00	$ 1.00
Common stock, shares authorized	30,000	30,000	30,000
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100